Northern Lights Fund Trust II

FormulaFolios US Equity Fund, a series of the Registrant

Incorporated herein by reference is the definitive version of the supplement for the FormulaFolios US Equity Fund, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 29, 2017 (SEC Accession No. 0001580642-17-004781).

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase